22. Condensed Financial Information (Parent Company Only) (Details 2) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net income	$ 1,503,685	$ 1,515,900	$ 1,295,199	$ 1,169,494	$ 1,198,224	$ 1,439,822	$ 1,077,704	$ 1,109,841	$ 5,484,278	$ 4,825,591
Adjustments to reconcile net income to net cash provided by operating activities
Net cash provided by operating activities									9,308,462	5,592,615
Cash Flows from Financing Activities
Dividends paid on preferred stock									(87,500)	(81,250)
Dividends paid on common stock									(2,313,967)	(2,262,089)
Net cash used in financing activities									36,672,756	3,571,858
Net (decrease) increase in cash									762,396	3,889,716
Cash Paid for Interest									2,679,369	2,656,688
Dividends paid:
Dividends declared									3,212,092	3,172,179
Increase in dividends payable attributable to dividends declared									(565)	(24,847)
Dividends reinvested									(897,560)	(885,243)
Parent Company [Member]
Cash Flows from Operating Activities
Net income									5,484,278	4,825,591
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiary									(3,067,109)	(2,448,296)
Increase in income taxes receivable									(29,941)	(5,443)
Net cash provided by operating activities									2,387,228	2,371,852
Cash Flows from Financing Activities
Dividends paid on preferred stock									(87,500)	(81,250)
Dividends paid on common stock									(2,313,967)	(2,262,089)
Net cash used in financing activities									(2,401,467)	(2,343,339)
Net (decrease) increase in cash									(14,239)	28,513
Cash Beginning				$ 508,325				$ 479,812	508,325	479,812
Cash Ending	$ 494,086				$ 508,325				494,086	508,325
Cash Received for Income Taxes									239,394	233,952
Cash Paid for Interest									460,142	409,432
Dividends paid:
Dividends declared									(3,212,092)	(3,172,179)
Increase in dividends payable attributable to dividends declared									(565)	(24,847)
Dividends reinvested									(897,560)	(885,243)
Total common shares dividends paid									$ 2,313,967	$ 2,262,089